Consolidated Statements of Comprehensive Income - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue (Notes 3 and 19.1.3):
Aeronautical services	$ 8,942,910	$ 6,484,219	$ 4,532,194
Non-aeronautical services	5,531,557	4,261,383	3,104,343
Construction services (Note 3.1.3)	935,774	1,844,216	2,116,954
Total revenue	15,410,241	12,589,818	9,753,491
OPERATING COSTS AND EXPENSES (Note 4):
Cost of aeronautical and non-aeronautical services (Includes impairment by Ps4,719,096 in 2017 Note 8.1)	6,594,871	9,010,017	2,499,095
Cost of construction services	935,774	1,898,550	2,116,954
Administrative expenses	235,264	204,418	204,843
Total operating costs and expenses	7,765,909	11,112,985	4,820,892
Other Income (Note 16e)	134,637
Operating profit	7,778,969	1,476,833	4,932,599
Interest income	280,623	245,787	184,569
Interest expense	(1,230,651)	(618,831)	(126,186)
Exchange income on foreign currency	462,218	761,782	738,648
Exchange loss on foreign currency	(374,460)	(620,572)	(842,500)
Operating expense	(862,270)	(231,834)	(45,469)
Equity in the results of joint venture accounted for by the equity method (Note 9)		112,345	144,248
Gain in business combinations (Note 1)		7,029,200
Net income before income taxes	6,916,699	8,386,544	5,031,378
Income taxes (Note 14)
Asset tax	932	932	932
Income tax	1,795,961	1,635,447	1,401,184
Net income for the year	5,119,806	6,750,165	3,629,262
Net income for the year attributable to:
Controlling interest	4,987,601	5,834,484	3,629,262
Non-Controlling interest	132,205	915,681
Net income for the year	5,119,806	6,750,165	3,629,262
Items that will not be reclassified to income for the period:
Remeasurement of labor obligations	4,692	(2,739)	(705)
Items that might be reclassified to income for the period:
Effect of the foreign currency translation in subsidiaries	116,059	315,021
Cancellation of the effect foreign currency translation in the joint venture		(655,515)
Equity in the other comprehensive results of joint venture accounted for by the equity method		(237,617)	400,346
Total comprehensive income for the year	5,240,557	6,169,315	4,028,903
Comprehensive income for the year attributable to:
Controlling interest	4,986,573	5,134,124	4,028,903
Non-Controlling interest	253,984	1,035,191
Total comprehensive income for the year	$ 5,240,557	$ 6,169,315	$ 4,028,903
Basic and diluted earnings per share expressed in Mexican Pesos (Note 18.19)	$ 16.63	$ 19.45	$ 12.10